CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Transaction costs	$ 34,940